EXPLORATION AND EVALUATION ASSETS (Details - Exploration and evaluation expenditures) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Drilling	$ 0	$ 0	$ 106,444
Geological consulting	444,553	135,239	155,741
Assays and sampling	102,128	0	42,831
Camp costs	27,006	0	0
License fees	449	51,525	46,116
Total	574,136	186,764	351,132
Excelsior Springs [Member]
IfrsStatementLineItems [Line Items]
Drilling	0	0	106,444
Geological consulting	66,998	135,239	155,741
Assays and sampling	0	0	42,831
Camp costs	9,721	0	0
License fees	449	51,525	46,116
Total	77,168	186,764	351,132
Laird And Oneman [Member]
IfrsStatementLineItems [Line Items]
Drilling	0	0	0
Geological consulting	377,555	0	0
Assays and sampling	102,128	0	0
Camp costs	17,285	0	0
License fees	0	0	0
Total	$ 496,968	$ 0	$ 0